Long-Term Deposits	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM DEPOSITS

10. LONG-TERM DEPOSITS

Long-term deposits as of December 31, 2021 and 2020 consisted of:

	December 31, 2021	December 31, 2020

Rental deposits	$149,175	$149,175
Prepayments for equipment	147,050	147,050
	$296,225	$296,225